Summary of significant accounting policies - Estimated useful lives for property, plant and equipment, net (Details)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years
Transportation equipment
Accounting Policies [Line Items]
Estimated useful lives	4 years
Leasehold improvements
Accounting Policies [Line Items]
Estimated useful lives	Shorter of lease term or useful life
Maximum | Plant, machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	P10Y
Maximum | Office equipment
Accounting Policies [Line Items]
Estimated useful lives	P5Y
Minimum | Plant, machinery and equipment
Accounting Policies [Line Items]
Estimated useful lives	P5Y
Minimum | Office equipment
Accounting Policies [Line Items]
Estimated useful lives	P3Y